Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—90.8%
	Aerospace/Defense—1.5%
$ 9,550,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 9,832,441
18,850,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	19,513,954
2,950,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2033	3,007,593
13,925,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	14,176,750
28,100,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	29,285,820
7,000,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	7,130,984
	TOTAL	82,947,542
	Automotive—3.7%
4,100,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	4,195,719
14,175,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	14,727,542
5,225,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	5,477,571
10,075,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	10,545,160
32,000,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	33,141,280
24,875,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	22,181,090
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	9,077,672
18,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	17,701,765
4,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	4,373,372
3,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,024,333
10,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	10,499,819
7,000,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	7,182,357
24,850,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	26,502,401
12,650,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	12,810,794
8,000,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	8,320,480
3,000,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	3,010,020
4,250,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	4,353,143
	TOTAL	197,124,518
	Building Materials—3.8%
7,000,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	6,913,192
9,725,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	10,123,229
17,453,451	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	16,095,420
2,425,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	2,445,002
6,975,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	7,238,941
11,525,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	11,844,104
8,600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	8,362,727
16,000,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	16,386,672
20,100,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	20,731,441
13,300,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	13,800,235
13,750,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	14,292,066
8,975,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	8,662,505
5,950,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	5,922,254
17,100,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	17,487,435
4,000,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	4,127,248
16,625,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	16,785,232
20,900,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	21,721,328
	TOTAL	202,939,031
	Cable Satellite—5.4%
438,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	438,221
14,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	13,339,122
29,375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	26,918,078

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 8,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	$ 6,849,972
16,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	15,519,832
3,450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,021,538
10,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	9,559,360
6,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,690,803
7,350,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	7,313,024
10,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	10,409,146
7,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	7,830,504
4,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	4,117,400
9,725,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	5,905,642
25,925,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	15,750,687
2,500,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,500,000
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	6,016,724
8,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	7,907,088
3,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	2,932,064
3,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,595,777
14,875,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	14,949,256
27,175,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	26,060,417
33,400,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	33,399,680
11,875,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	10,386,366
7,400,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	6,841,823
7,550,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	7,450,617
13,450,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	12,299,991
2,000,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	1,810,862
15,350,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	13,870,458
7,925,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	6,969,432
	TOTAL	289,653,884
	Chemicals—3.5%
7,350,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	6,746,468
2,875,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	2,870,712
5,275,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	5,558,294
20,525,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	20,803,606
12,850,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.375%, 2/15/2034	13,084,345
6,500,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	6,338,461
8,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	8,715,060
4,126,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	4,144,142
14,425,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	14,298,718
21,175,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	22,072,079
20,625,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	20,556,699
11,000,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	10,697,703
4,750,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	4,872,417
3,925,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	4,003,359
6,600,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	6,820,070
5,125,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	4,823,131
9,950,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	10,007,272
3,037,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	3,037,000
1,425,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	1,427,757
5,725,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	5,698,987
4,050,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	4,137,630
10,775,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	10,303,532
	TOTAL	191,017,442
	Construction Machinery—0.8%
1,675,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	1,684,427
8,450,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	8,874,046

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 6,750,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	$ 7,146,839
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,338,432
9,350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	9,040,898
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,607,579
5,650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	5,877,664
	TOTAL	45,569,885
	Consumer Cyclical Services—2.6%
10,675,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	11,093,094
19,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	20,033,477
10,500,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	10,418,833
9,850,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	9,861,281
5,800,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	5,930,210
4,325,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	4,432,251
11,475,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	11,299,783
22,700,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	23,322,343
6,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	6,895,815
4,850,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,574,880
9,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	8,921,193
8,175,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	8,199,834
3,650,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	3,666,090
3,000,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	3,100,770
5,400,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	5,625,904
	TOTAL	137,375,758
	Consumer Products—1.9%
32,491,048	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	35,769,571
8,175,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	8,736,737
15,000,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	14,417,430
8,300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	8,219,057
14,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	13,929,853
2,350,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	2,358,335
17,500,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	17,282,946
	TOTAL	100,713,929
	Diversified Manufacturing—1.4%
30,000,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	31,089,810
10,475,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	10,902,202
6,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	6,658,154
6,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	7,218,401
18,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	18,328,585
	TOTAL	74,197,152
	Environmental—0.2%
8,650,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	8,842,679
	Finance Companies—1.8%
17,250,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	17,530,140
12,325,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	12,435,328
3,900,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	3,920,315
2,875,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	2,945,162
10,500,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	10,906,465
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	16,925,743
5,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	5,774,495
15,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	15,006,666
8,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	7,626,116
3,400,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	3,405,511
2,625,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	2,610,057
	TOTAL	99,085,998

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—1.9%
$ 20,175,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	$ 20,748,548
32,050,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	32,486,076
16,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	15,702,452
6,475,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	6,483,366
1,950,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	2,005,200
14,300,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	14,289,500
8,225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	8,493,283
	TOTAL	100,208,425
	Gaming—4.0%
10,375,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	6,231,899
10,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	10,800,977
8,675,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	8,456,592
9,775,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	9,516,784
10,250,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	10,485,904
13,725,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	14,179,160
2,975,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	2,992,526
2,425,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	2,427,482
21,100,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	21,766,422
4,975,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	5,039,526
15,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	15,843,789
8,250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	8,659,538
5,500,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	5,628,233
19,825,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	20,306,153
14,150,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	13,906,797
10,975,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	11,146,572
4,075,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	4,170,115
21,750,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	21,660,901
7,500,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	8,085,165
12,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	12,257,780
	TOTAL	213,562,315
	Health Care—4.8%
14,100,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	13,759,415
21,000,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	20,849,522
8,050,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	6,631,925
5,650,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	5,200,260
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	14,815,605
7,050,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	7,359,023
7,500,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	7,861,913
2,875,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,993,663
8,350,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,351,557
4,000,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	4,003,367
15,675,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	16,305,135
46,250,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	46,359,520
8,275,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	8,551,059
24,700,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	24,784,104
19,700,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	19,135,075
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,577,306
3,000,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	2,993,246
16,400,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	16,412,431
7,475,000	Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	7,555,471
5,675,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	5,898,073
15,103,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	15,127,089
	TOTAL	259,524,759

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—0.1%
$ 6,125,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	$ 6,172,377
		Independent Energy—2.9%
15,800,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	16,633,703
2,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	2,029,418
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,514,301
8,625,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,689,869
2,925,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	3,033,093
5,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	5,258,476
1,271,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,566,705
8,600,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	8,772,415
3,000,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	3,282,486
5,675,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	6,005,660
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,417,726
10,000,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	10,305,480
3,150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,297,587
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	9,250,521
9,200,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	9,264,317
5,525,000		EQT Corp., Sr. Unsecd. Note, 6.375%, 4/1/2029	5,717,649
1,900,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2099	285
10,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	1,526
8,000,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	8,066,864
7,000,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	7,132,006
5,725,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	5,901,049
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,427,345
20,525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	20,320,485
3,000,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	3,004,833
4,325,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	4,344,575
3,000,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	3,009,517
		TOTAL	156,247,891
		Industrial - Other—1.7%
5,350,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	5,408,400
7,375,000		LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	7,415,086
43,725,000		Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	43,698,179
26,075,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	26,807,447
8,000,000		TK Elevator U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	8,014,768
		TOTAL	91,343,880
		Insurance - P&C—8.2%
10,675,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	11,064,285
22,125,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	22,952,520
7,050,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	7,074,203
7,500,000		AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	7,700,302
32,800,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	32,379,757
18,325,000		Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	18,695,898
59,350,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	61,247,903
27,525,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	28,322,922
30,000,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	29,948,319
29,625,000		Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	30,925,656
49,800,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	52,196,925
17,625,000		Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	18,439,522
22,450,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	21,899,141
36,375,000		Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	37,486,111
6,250,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	6,096,734
13,325,000		Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	13,553,641

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 39,250,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	$ 41,138,710
	TOTAL	441,122,549
	Leisure—1.8%
3,825,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	4,005,371
4,825,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	4,961,422
6,925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	7,163,104
7,800,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	8,027,588
2,600,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	2,608,352
3,675,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	3,697,032
8,600,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	8,817,718
2,250,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	2,405,610
6,900,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	7,095,898
9,000,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	9,280,271
750,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	749,777
4,000,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	4,004,273
8,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	8,350,206
7,025,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	6,938,416
19,875,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	19,442,772
	TOTAL	97,547,810
	Lodging—1.1%
3,450,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	3,359,881
3,525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	3,543,661
1,650,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	1,681,796
10,950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	11,241,489
12,925,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	13,377,000
3,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	3,214,892
5,900,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	6,097,119
11,000,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	10,878,429
6,800,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	7,031,207
	TOTAL	60,425,474
	Media Entertainment—1.8%
3,674,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	1,037,905
9,000,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	6,693,538
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,935,154
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,855,620
1,650,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	1,559,182
3,200,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	3,372,083
2,000,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	1,953,200
4,775,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	4,665,170
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,577,094
2,775,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	2,204,391
4,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	3,545,520
4,750,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	5,116,348
8,000,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	7,645,877
11,525,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	11,684,091
11,600,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	11,977,893
24,000,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	16,920,000
	TOTAL	95,743,066
	Metals & Mining—1.1%
4,175,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	4,241,888
10,400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	10,241,723
2,000,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,919,443
2,325,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	2,417,633
10,000,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	10,274,860

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$ 7,175,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	$ 7,491,783
2,925,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	3,065,450
18,350,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	18,337,917
		TOTAL	57,990,697
		Midstream—5.6%
4,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	4,008,888
30,175,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	30,250,649
13,650,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	13,806,245
3,925,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	3,966,746
2,000,000		Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	2,129,355
4,575,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	4,770,138
6,325,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	6,709,623
20,725,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	20,150,650
11,575,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	12,013,816
5,425,000		DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	5,560,625
8,000,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	7,845,768
2,750,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	2,803,510
4,500,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	4,660,061
8,000,000		HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	8,001,386
19,800,000		Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	20,158,994
7,450,000		Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	7,867,498
10,500,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	10,090,204
6,200,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	6,171,940
37,175,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	37,856,083
7,525,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	7,534,901
10,900,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	11,104,973
12,350,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	12,822,614
13,850,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.750%, 1/15/2036	14,524,909
14,000,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	15,357,692
13,875,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	15,478,922
3,075,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	3,186,176
5,650,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	5,695,737
4,875,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	4,924,530
		TOTAL	299,452,633
		Oil Field Services—2.1%
22,950,000		Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	23,019,837
8,625,000		Archrock Services LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2034	8,622,546
4,575,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	4,688,245
6,575,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	6,797,932
17,000,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	17,642,940
5,925,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	6,261,451
5,100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	5,198,425
6,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	6,105,456
8,525,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	8,626,959
8,475,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	8,589,133
18,225,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	18,880,808
		TOTAL	114,433,732
		Packaging—2.0%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
9,723,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	10,513,237
24,650,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	23,428,663
3,000,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	3,092,599
1,950,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,966,564
2,625,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	2,662,406

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 3,500,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	$ 3,505,447
9,525,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	9,748,399
12,700,000	Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	12,948,475
2,000,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	1,968,987
7,675,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	7,973,097
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,938,083
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,219,852
2,825,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	2,945,142
7,290,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	7,783,416
8,700,000	Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	9,526,709
	TOTAL	108,221,076
	Paper—0.5%
17,225,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	16,299,833
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	2,157,897
6,050,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	5,776,268
	TOTAL	24,233,998
	Pharmaceuticals—2.9%
6,950,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	7,326,822
16,875,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	15,622,200
6,950,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	5,305,178
3,850,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,742,836
6,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	4,754,400
27,000,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	27,736,074
2,500,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	2,564,332
9,400,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	9,955,109
34,000,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	33,515,113
11,150,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	11,384,841
8,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	8,487,890
23,025,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	21,673,080
5,725,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	5,203,470
	TOTAL	156,271,345
	Restaurant—1.0%
1,500,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,478,470
38,825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	37,066,667
4,400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	4,479,957
6,100,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	6,257,973
4,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	4,058,683
2,000,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	2,026,972
	TOTAL	55,368,722
	Retailers—2.1%
16,225,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	16,297,641
225,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	221,623
11,275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	11,109,093
8,325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	8,094,826
4,450,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	4,537,092
5,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	5,069,944
6,400,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	5,938,090
3,875,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	3,985,035
5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	5,261,812
14,000,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	14,756,518
13,825,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	13,894,371
1,325,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	1,379,294
6,225,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	6,457,161

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 15,775,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	$ 16,328,080
	TOTAL	113,330,580
	Supermarkets—0.9%
7,000,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	6,722,549
2,150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	2,148,929
19,950,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	19,645,237
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	13,288,288
2,475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	2,528,773
6,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	6,202,260
	TOTAL	50,536,036
	Technology—13.9%
23,050,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	24,304,335
20,800,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	21,631,881
28,675,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	27,835,654
5,900,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	6,128,843
24,625,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	22,918,185
13,575,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	13,300,785
9,075,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	9,362,324
35,500,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	30,544,903
31,125,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	31,465,859
17,750,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	17,657,390
3,125,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	2,998,802
12,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	12,242,628
19,450,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	19,383,473
20,675,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	20,745,750
7,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	7,301,311
16,325,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	16,091,931
16,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	15,384,939
6,000,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	5,999,454
4,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	4,340,727
21,475,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	21,930,506
8,500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	8,665,835
16,500,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	16,828,104
9,675,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	9,732,024
19,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	18,544,144
9,200,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	9,425,961
10,875,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	10,995,886
25,650,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	26,372,278
14,100,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	14,736,022
54,975,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	43,808,981
9,050,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	9,351,016
13,000,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	12,593,182
850,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	789,550
3,700,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	3,327,298
11,275,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	11,261,287
29,000,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	25,870,920
4,350,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	4,341,535
6,000,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	6,051,108
750,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	773,237
1,150,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	1,215,527
7,300,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	7,730,196
15,509,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	17,542,385
8,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,838,539
2,000,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	1,877,590

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 5,500,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	$ 5,750,041
8,300,000		Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	8,472,200
35,275,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	35,265,116
8,000,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	8,265,832
6,500,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	6,319,403
41,000,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	40,999,750
10,000,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	9,514,068
12,275,000		VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	12,439,195
9,525,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	9,943,624
5,625,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	5,797,778
7,000,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	4,862,892
		TOTAL	749,872,184
		Transportation Services—0.5%
15,225,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	15,653,923
12,050,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	12,639,245
		TOTAL	28,293,168
		Utility - Electric—3.3%
11,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	11,296,038
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	9,500,244
4,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	4,159,444
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	7,400,436
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	775,952
4,100,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	4,180,618
16,675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	16,856,874
4,850,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	4,981,450
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,329,498
5,000,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	4,854,378
20,000,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	20,059,100
9,275,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	9,287,011
7,250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	7,259,479
24,825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	24,854,368
2,425,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	2,549,281
5,225,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	5,531,138
6,625,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	6,569,433
15,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	16,002,262
1,725,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	1,759,183
1,275,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	1,339,992
13,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	13,775,851
		TOTAL	177,322,030
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,901,325,370)	4,886,692,565
		COMMON STOCKS—0.3%
		Media Entertainment—0.0%
67,353	[2,3]	Audacy Capital Corp.	1,162,512
		Packaging—0.3%
1,874,643	[2,3]	Yeoman Capital S.A.	14,721,460
		TOTAL COMMON STOCKS (IDENTIFIED COST $119,729,009)	15,883,972
		WARRANTS—0.0%
		Media Entertainment—0.0%
81,640	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	817
13,607	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	136
		TOTAL WARRANTS (IDENTIFIED COST $27,014)	953

Principal Amount or Shares		Value
	INVESTMENT COMPANY—7.9%
427,823,399	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[4] (IDENTIFIED COST $427,823,399)	$ 427,823,399
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $5,448,904,792)	5,330,400,889
	OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	52,643,605
	NET ASSETS—100%	$5,383,044,494
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$281,289,081
Purchases at Cost	$1,029,979,141
Proceeds from Sales	$(883,444,823)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$427,823,399
Shares Held as of 1/31/2026	427,823,399
Dividend Income	$2,108,509

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$4,886,692,565	$0	$4,886,692,565
Equity Securities:
Common Stocks
International	—	—	14,721,460	14,721,460
Domestic	—	—	1,162,512	1,162,512
Warrants	—	—	953	953
Investment Company	427,823,399	—	—	427,823,399
TOTAL SECURITIES	$427,823,399	$4,886,692,565	$15,884,925	$5,330,400,889

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind